Other Receivables	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Receivables [Abstract]
Other Receivables
Note 6 - Other Receivables

	December 31	December 31
	2024	2023
	USD in thousands	USD in thousands

Government institutions	11,881	8,665
Other receivables	7,444	19,594
Prepaid expenses	80,326	32,432

	99,651	60,691